Business and risks	12 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and risks
1. Business and risks
Renalytix AI plc and its wholly-owned subsidiaries, Renalytix AI, Inc. and Verici Dx Limited (collectively, RenalytixAI, or the Company) is an artificial intelligence-enabled in vitro
diagnostics company, focused on optimizing clinical management of kidney disease to drive improved patient outcomes and significantly lower healthcare costs. KidneyIntelX, the Company’s first-in-class
diagnostic platform, employs a proprietary artificial intelligence-enabled algorithm that combines diverse data inputs, including validated blood-based biomarkers, inherited genetics and personalized patient data from EHR systems, to generate a unique patient risk score. KidneyIntelX has already been granted a Current Procedural Terminology, or CPT, code, national Medicare pricing and a positive coverage determination from a regional, private physician-led
health insurance payor. Further, it has been granted breakthrough device designation from the Food and Drug Administration, or FDA.
Since inception in March 2018, the Company has focused primarily on organizing and staffing the Company, raising capital, developing the KidneyIntelX platform, conducting clinical validation studies for KidneyIntelX, establishing and protecting its intellectual property portfolio and commercial laboratory operations, pursuing regulatory clearance and developing a reimbursement strategy. To date, the Company has not generated any revenue from the sales of KidneyIntelX tests. The Company has funded its operations primarily through equity financings.
In April 2020, the Company created a wholly-owned subsidiary, Verici Dx Limited (“Verici Dx”), after evaluating its plans for its FractalDx technology, in-licensed
from Mount Sinai in late 2018. In May 2020, the Company transferred the in-licensed
FractalDx technology and associated assets to Verici Dx in exchange for $2.0 million, which was satisfied by the issuance of convertible loan notes of Verici Dx to the Company, which notes will be either repaid or converted into equity upon Verici Dx completing an offering and admission of its shares to trading on AIM or another recognized stock exchange. The reduction of capital necessary to implement this transaction was approved by the Company’s shareholders at a general meeting held on May 15, 2020 and confirmed by the High Court in England and Wales on June 9, 2020. Prior to completion of a possible admission to AIM or an equivalent financing transaction, and the establishment of an independent Verici board of directors and independent management team, the Company retains control of Verici Dx and as a result of its level of control, Verici Dx continues to be included in the Company’s consolidated financial statements and notes thereto.
The Company is subject to risks and uncertainties common to early-stage companies in the diagnostics industry, including, but not limited to, ability to secure additional capital to fund operations, compliance with governmental regulations, development by competitors of new technological innovations, dependence on key personnel and protection of proprietary technology. To achieve widespread usage, KidneyIntelX and additional diagnostic products currently under development will require extensive clinical testing and validation prior to regulatory approval and commercialization. These efforts require significant amounts of additional capital, adequate personnel, and infrastructure and extensive compliance-reporting capabilities.